Share-based compensation (Schedule of number and weighted average exercise prices of other equity instruments) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 USD ($)
Deferred Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted during the year		465,889		337,999
Weighted average price (C$/unit) | $ / shares	$ 4.10		$ 5.89
Expenses recognized during the year		$ 5,149		$ 1,157
Payments made during the year		$ 497		$ 1,668
Restricted Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted share units, beginning of year		2,223,999		3,666,867
Number of units granted during the year		1,388,786		1,080,741
Credits for dividends		17,587		7,554
Number of units forfeited during the year		(44,678)		(573,914)
Number of units vested		(645,357)		(1,957,249)
Number of restricted share units, end of year		2,940,337		2,223,999
Weighted average price (C$/unit) | $ / shares	3.98		8.98
Expenses recognized during the year		$ 6,750		$ 1,557
Payments made during the year		$ 2,646		$ 9,380
Performance Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance units, beginning of year		0		0
Number of units granted during the year		1,089,569		0
Credits for dividends		6,046		0
Number of performance units, end of year		1,095,615		0
Weighted average price (C$/unit) | $ / shares	$ 3.97		$ 0
Expenses recognized during the year		$ 1,987		$ 0
Payments made during the year		$ 0		$ 0